FINANCE COSTS - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Abstract]
Debt facilities	$ 13,161	$ 12,644
Accretion of decommissioning liabilities	9,610	8,325
Lease liabilities	2,276	2,605
Interest and other	3,013	2,706
Finance costs	$ 28,060	$ 26,280